Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2022
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12.	Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2021 and 2022 are as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Beginning balance	¥0	¥0
Transaction with noncontrolling interests	0	865
Comprehensive income
Net income	0	12
Other comprehensive income
Net change of foreign currency translation adjustments	0	88
Total other comprehensive income	0	88
Comprehensive income	0	100

Ending balance	¥0	¥965